Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes

9. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries, VIEs and subsidiaries of the VIEs in the PRC. It also has intermediate holding companies in the British Virgin Islands (“BVI”) and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no withholding tax from Cayman Islands and BVI will be imposed. Under the Hong Kong tax laws, Baidu Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the current Enterprise Income Tax (“EIT”) Law of the PRC, which has been effective since January 1, 2008, domestic enterprises and foreign investment enterprises (the “FIEs”) are subject to a unified 25% enterprise income tax rate, except for certain entities that enjoy the preferential tax rates.

The effective tax rate was 14.6% and 12.0% for the nine–month periods ended September 30, 2011 and 2012, respectively, which is less than the PRC statutory EIT rate of 25%, primarily due to additional deductions for research and development expenses and preferential tax rates and tax holidays granted to Baidu Netcom, Baidu Times, Baidu Online and Baidu China. In May 2012, Baidu China obtained the certificate of High and New Technology Enterprise (“HNTE”). Baidu China then recorded an income tax refund in connection with the over-accrual of provisional tax. The preferential EIT rate granted by the Shanghai Tax Bureau to Baidu China and its income tax refund are the major causes of the decrease in the effective tax rate for the nine-month period ended September 30, 2012 as compared to that for the corresponding period ended September 30, 2011.

The effective tax rates are subject to change in subsequent quarters as the estimates of pretax income or loss for the year increase or decrease and certain subsidiaries of the Company may or may not continue to qualify for certain preferential tax rates.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2011 and September 30, 2012. The Company intends to permanently reinvest foreign subsidiaries’ earnings that have been generated from January 1, 2008. If these foreign earnings were to be repatriated in the future, the related earnings may be reduced by any foreign income taxes to be paid on these earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. In the case of its VIEs and their subsidiaries, undistributed earnings were insignificant as of each of the balance sheet dates.